Supplemental Information	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information

Note 22: Supplemental Information

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Industrial Activities presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their Statements of Operations. This supplemental data is as follows:

Industrial Activities—The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services business. Financial Services business has been included using the equity method of accounting whereby the net income and net assets of Financial Services business are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying consolidated statements of operations, and in “Investment in Financial Services” in the accompanying consolidated balance sheets.

Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.

Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the consolidated financial statements.

	Statement of Operations
	Industrial Activities			Financial Services
	2013	2012	2011	2013	2012	2011
	(in millions, except share data)
Revenues
Net sales	$32,661	$31,566	$32,241	$—	$—	$—
Finance and interest income	271	268	291	1,679	1,698	1,564

Total Revenues	$32,932	$31,834	$32,532	$1,679	$1,698	$1,564

Costs and Expenses
Cost of goods sold	$26,580	$25,606	$26,287	$—	$—	$—
Selling, general & administrative expenses	2,764	2,604	2,597	330	432	617
Research and development expenses	1,222	1,129	1,026	—	—	—
Restructuring expenses	71	231	131	—	—	—
Interest expense	799	763	885	658	700	648
Interest compensation to Financial Services	352	344	334	—	—	—
Other, net	251	195	218	210	181	173

Total Costs and Expenses	32,039	30,872	31,478	1,198	1,313	1,438

Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	893	962	1,054	481	385	126
Income taxes	518	401	538	153	163	114
Equity income of unconsolidated subsidiaries and affiliates	110	80	110	15	13	1
Results from intersegment investments	343	235	13	(1)	—	3

Net Income	$828	$876	$639	$342	$235	$16

	Balance Sheets
	Industrial Activities		Financial Services
	2013	2012	2013	2012
	(in millions, except share data)
ASSETS
Cash and cash equivalents	$4,010	$3,890	$1,557	$1,309
Restricted cash	—	—	922	885
Trade receivables	1,338	1,821	88	157
Financing receivables	5,826	6,189	23,640	21,508
Inventories, net	7,314	6,144	96	116
Property, plant and equipment, net	7,085	6,149	5	5
Investments in unconsolidated subsidiaries and affiliates	3,049	3,039	129	116
Equipment under operating leases	34	36	1,025	785
Goodwill	2,340	2,343	164	167
Other Intangible assets, net	796	768	14	12
Deferred tax assets	1,437	1,290	242	239
Derivative assets	254	160	10	3
Other assets	1,884	1,690	1,040	856

TOTAL ASSETS	$35,367	$33,519	$28,932	$26,158

LIABILITIES AND EQUITY
Debt	$11,948	$12,032	$25,408	$22,678
Trade payables	7,162	6,239	273	234
Deferred tax liabilities	225	78	160	132
Pension, postretirement and other post employment benefits	2,419	2,553	8	11
Derivative liability	78	103	19	29
Other liabilities	8,568	7,682	531	513

TOTAL LIABILITIES	$30,400	$28,687	$26,399	$23,597

Equity	4,967	4,832	2,533	2,561

TOTAL EQUITY AND LIABILITIES	$35,367	$33,519	$28,932	$26,158

	Cash Flow Statements
	Industrial Activities			Financial Services
	2013	2012	2011	2013	2012	2011
	(in millions)
Operating activities:
Net income	$828	$876	$639	$342	$235	$16
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	686	673	706	4	4	3
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	286	229	195	127	133	119
Loss (gain) from disposal of assets	25	25	(34)	—	(3)	(12)
Undistributed income of unconsolidated subsidiaries	(108)	(151)	31	(8)	(6)	3
Other non cash items	72	180	118	124	218	420
Changes in operating assets and liabilities:
Provisions	104	72	248	3	7	1
Deferred income taxes	(62)	(22)	129	3	12	28
Trade and financing receivables related to sales, net	306	85	452	(943)	(1,149)	(1,170)
Inventories, net	(1,225)	(103)	(1,322)	20	—	32
Trade payables	903	(255)	1,322	39	6	(44)
Other assets and liabilities	395	(29)	249	(129)	(128)	118

Net cash provided (used) by operating activities	2,210	1,580	2,733	(418)	(671)	(486)

Investing activities:
Additions to retail receivables	—	—	—	(7,511)	(7,048)	(6,797)
Collections of retail receivables	—	—	—	6,043	6,175	6,325
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	7	99	15	—	32	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	194	181	304	272	231	235
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(1,220)	(1,042)	(818)	(7)	(6)	(2)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(805)	(709)	(761)	(634)	(477)	(393)
Other	525	(2,334)	(340)	(663)	2,076	(322)

Net cash (used) provided by investing activities	(1,299)	(3,805)	(1,600)	(2,500)	983	(954)

Financing activities:
Proceeds from long-term debt	1,339	1,879	7,220	11,125	9,485	9,488
Payments of long-term debt	(2,049)	(660)	(464)	(7,939)	(8,845)	(6,848)
Net increase (decrease) in other financial liabilities	265	10	(5,452)	249	(667)	(1,116)
Dividends paid	(368)	(616)	(11)	(270)	(67)	(82)
Other	(6)	13	(2)	11	225	219

Net cash (used) provided by financing activities	(819)	626	1,291	3,176	131	1,661

Effect of foreign exchange rate changes on cash and cash equivalents	28	7	(281)	(10)	(7)	(19)

Increase (decrease) in cash and cash equivalents	120	(1,592)	2,143	248	436	202

Cash and cash equivalents, beginning of year	3,890	5,482	3,339	1,309	873	671

Cash and cash equivalents, end of year	$4,010	$3,890	$5,482	$1,557	$1,309	$873